Financial Instruments (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments Text Block Abstract
Schedule of contractual liabilities
Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	1,828,527	-	-	-	1,828,527
	1,828,527	-	-	-	1,828,527

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	614,834	-	-	-	614,834
	614,834	-	-	-	614,834

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated
Payables & accruals	$614,834	$—	$—	$—	$614,834
	$614,834	$—	$—	$—	$614,834

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated
Payables & accruals	$906,145	$—	$—	$—	$906,145
	$906,145	$—	$—	$—	$906,145